INVESTMENT ADVISOR
Omnivest Research
Corporation
250 Tampa Avenue West                  C/Funds Group, Inc.
Venice, FL  34285
(941) 493-4295


                                       o  C/Fund
                                       o  C/Growth Stock Fund
                                       o  C/Government Fund
CUSTODIAN                              o  C/C.A.R. Fund
Caldwell Trust Company                 o  Adams Equity Fund
201 Center Road, Suite 2
Venice, FL  34292
(941) 493-3600

                                          June 30, 1999
                                        Semiannual Report


AUDITORS
Gregory Sharer & Stuart
Certified Public Accountants
100 Second Avenue South
St. Petersburg, FL  33701-4383         C/Funds Group, Inc.
(727) 821-6161                            P. O. Box 622
                                   Venice, Florida  34284-0622
                                         (941) 488-6772
                                    www.ctrust.com/cfunds.htm





Investment comments are sent
to shareholders in our
monthly newsletter and
therefore are not included
in this semiannual report.
This report has been
prepared for the information
of shareholders of the Funds
and is not authorized for
distribution to Investors
unless preceded or
accompanied by an effective
Prospectus which includes
information regarding the
Funds' objectives, policies,
management, records, and
other information.







                   PORTFOLIO OF INVESTMENTS
                          C/FUND
                      June 30, 1999
                      (Unaudited)

EQUITIES (72.1%)                      Shares             Value

Building Materials, Hardware, Garden
Supply, & Mobile Home (2.0%)
  Home Depot, Inc.                     3,000          $192,938

Business Services (2.7%)
  IBM Corp.                            2,000           259,000

Chemicals & Allied Products (12.6%)
  American Home Products               4,000           230,000
  Bristol Myers Squibb Co.             2,000           140,500
  Colgate Palmolive Co.                2,000           197,000
  Dow Chemical Co.                     1,000           126,875
  Dupont (E.I.) de Nemours             1,500           102,375
  Johnson & Johnson                      875            85,750
  Merck & Co., Inc.                    2,000           147,250
  Proctor & Gamble Co.                 1,500           133,875
  Union Carbide Corp.                    875            42,383
                   Sector Total                      1,206,008

Communications (0.9%)
  AT&T Corp.                           1,500            83,437

Depository Institutions (1.3%)
  J. P. Morgan & Co., Inc.               875           122,938

Eating & Drinking Places (0.8%)
  McDonald's Restaurants               1,750            71,969

Electric, Gas, & Sanitary Services
(2.9%)
  American Electric Power Co.          2,000            75,125
  American Water Works, Inc.           3,000            92,250
  FPL Group, Inc.                      2,000           109,250
                   Sector Total                        276,625



                                      Shares             Value
Electrical & Electronic Equipment
(3.9%)
  General Electric Co.                 1,500          $168,750
  Lucent                               3,000           202,312
                   Sector Total                        371,062

Fabricated Metal Products (2.3%)
  Gillette Co.                         2,000            82,000
  Parker Hannifin Corp.                3,000           137,250
                   Sector Total                        219,250

Food & Kindred Products (5.6%)
  Archer Daniels Midland Co.           8,244           127,267
  Coca-Cola Co.                        1,225            76,562
  Lancaster Colony Corp.               5,000           172,500
  Pepsico, Inc.                        4,000           154,750
                   Sector Total                        531,079

Food Stores (1.6%)
  Albertsons, Inc.                     3,000           154,688

General Merchandise Stores (4.0%)
  Sears Roebuck & Co.                  2,000            89,125
  Wal-Mart Stores                      6,000           289,500
                   Sector Total                        378,625

Holding &Other Investment
Offices (0.8%)
  New Plan Excel Realty Trust          4,000            72,000

Industrial Machinery & Equipment
(3.8%)
  Black & Decker Mfg.                  3,000           189,375
  Caterpillar                          1,500            90,000
  Hewlett Packard Co.                    875            87,719
                   Sector Total                        367,094







                                      Shares             Value
Instruments & Related Products
(2.7%)
  Eastman Kodak Co.                    2,000          $135,500
  Emerson Electric Co.                 2,000           125,875
                   Sector Total                        261,375

Motion Pictures (0.8%)
  Walt Disney Co.                      2,625            80,883

Nondepository Credit Institutions
(1.8%)
  American Express Co.                   875           113,859
  Citigroup, Inc.                      1,312            62,320
                   Sector Total                        176,179

Paper And Allied Products (3.5%)
  International Paper Co.                875            43,969
  Kimberly Clark Corp.                 2,000           114,000
  Minnesota Mining & Mfg.              2,000           173,875
                   Sector Total                        331,844

Petroleum & Coal Products (5.6%)
  BP Amoco PLC ADR                     1,323           143,545
  Chevron Corp.                          875            83,180
  Exxon Corp.                          4,000           308,500
                   Sector Total                        535,225

Primary Metal Industries (1.1%)
  Alcoa, Inc.                          1,750           108,281

Rubber & Miscellaneous Plastics
Products (0.5%)
  Goodyear Tire & Rubber Co.             875            51,461

Tobacco Manufacturers (2.1%)
  Philip Morris Cos.                   5,000           200,937



                                      Shares             Value
Transportation, Communications,
& Utilities (1.7%)
  CSX Corp.                            1,000           $45,375
  Union Pacific Corp.                  2,000           116,625
                   Sector Total                        162,000

Transportation Equipment (5.5%)
  Allied Signal                        1,500            94,500
  Boeing Co.                           1,500            66,000
  Ford Motor Co.                       2,000           114,500
  General Motors Corp.                 2,000           132,000
  United Technologies Corp.            1,650           119,212
                   Sector Total                        526,212

Transportation Services (1.6%)
  GATX Corp.                           4,000           152,250

TOTAL EQUITIES                                       6,893,360


GOVERNMENTS (21.4%)                    Par Value         Value
  U S Treasury Notes
     5.375% due 7/31/00                  500,000       499,844
  U S Treasury Notes
     5.875% due 11/30/01                 500,000       503,125
  U S Treasury Notes
     8% due 5/15/01                    1,000,000     1,043,125

TOTAL GOVERNMENTS                                    2,046,094


TOTAL EQUITIES (72.1%)                               6,893,360
TOTAL GOVERNMENTS (21.4%)                            2,046,094
CASH & EQUIVALENTS (6.5%)                              623,673
TOTAL INVESTMENTS (100.0%)                          $9,563,127







                  PORTFOLIO OF INVESTMENTS
                     C/GROWTH STOCK FUND
                        June 30, 1999
                         (Unaudited)

EQUITIES (91.6%)                      Shares             Value

Building Materials, Hardware, Garden
Supply, & Mobile Home (4.7%)
  Home Depot, Inc.                     2,000          $128,625

Business Services (19.3%)
  America Online                         300            33,094
  Check Point Software                 1,100            58,987
  IBM Corp.                              650            84,175
  Inktomi                                400            52,225
  Interpublic Group Cos.                 450            38,981
  Microsoft Corp.                      1,000            90,188
  Omnicom Group, Inc.                  1,200            96,000
  Robert Half Int'l., Inc.             1,000            26,000
  Sungard Data Systems, Inc.           1,300            44,850
                   Sector Total                        524,500

Chemicals & Allied Products (4.5%)
  Biogen                                 400            25,725
  Clorox                                 400            42,725
  Medco Research                       2,000            52,500
                   Sector Total                        120,950

Communications (10.5%)
  Alltel Corp.                           650            46,475
  Bellsouth Corp.                        980            45,570
  Centurytel, Inc.                       600            23,850
  AT&T Corp.                             910            50,619
  U.S. Cellular                          350            18,725
  Vodafone Airtouch PLC ADR              215            42,812
  MCI Worldcom, Inc.                     650            55,940
                   Sector Total                        283,991



                                      Shares             Value
Depository Institutions (2.6%)
  Chase Manhattan Corp.                  600           $51,900
  First Tennessee Natl. Corp.            500            19,156
                   Sector Total                         71,056

Electrical & Electronic Equipment (8.3%)
  General Electric Co.                   450            50,625
  Lucent                                 600            40,463
  Salton, Inc.                         1,000            50,000
  Solectron Corp.                      1,260            84,026
                   Sector Total                        225,114

Electric, Gas, & Sanitary Services
(1.8%)
  Calpine Corp.                          900            48,600

Food & Kindred Products (1.1%)
  Pepsico, Inc.                          750            29,016

General Merchandise Stores (4.1%)
  Kohls Corp.                            500            38,594
  Wal-Mart Stores                      1,500            72,375
                   Sector Total                        110,969

Industrial Machinery & Equipment
(13.7%)
  Cybex Computer Prod. Corp.           1,500            41,813
  3 Com Corp.                            600            16,013
  Cisco Systems                        2,000           129,000
  EMC Corp.                            1,600            88,000
  Gateway, Inc.                          500            29,500
  Lexmark International                  400            26,425
  Sun Microsystems                       600            41,325
                   Sector Total                        372,075







                                      Shares             Value
Instruments & Related Products
(3.2%)
  Colorado Medtech, Inc.               3,000           $65,812
  Guidant Corp.                          400            20,450
                   Sector Total                         86,262

Insurance Carriers (3.0%)
  American International Group           700            82,075

Lumber & Wood Products (1.8%)
  Masco Corp.                          1,650            47,644

Miscellaneous Retail (1.6%)
  Office Max                           3,700            44,400

Nondepository Credit Institutions
(5.1%)
  Citigroup, Inc.                      1,200            57,000
  Metris Cos.                          2,000            81,500
                   Sector Total                        138,500



                                      Shares             Value
Paper & Allied Products (1.4%)
  Williamette Industries                 850           $39,153

Transportation by Air (2.4%)
  Southwest Airlines                   2,100            65,887

Transportation Equipment (0.7%)
  Gentex Corp.                           700            19,600

Water Transportation (1.8%)
  Carnival Cruise (Class A)            1,000            48,500


TOTAL EQUITIES (91.6%)                               2,486,917
CASH & EQUIVALENTS (8.4%)                              228,555
TOTAL INVESTMENTS (100.0%)                          $2,715,472







                       PORTFOLIO OF INVESTMENTS
                           ADAMS EQUITY FUND
                             June 30, 1999
                              (Unaudited)

EQUITIES (98.9%)                      Shares             Value

Business Services (7.6%)
  Cybercash, Inc.                      1,000           $12,812
  Sterling Commerce                      400            14,700
                   Sector Total                         27,512

Chemicals & Allied Products (4.1%)
  Merck & Co., Inc.                      200            14,725

Communications (3.6%)
  CBS Corp.                              300            13,031

Depository Institutions (9.6%)
  Investors Financial Svcs.              600            24,000
  Washington Mutual                      300            10,669
                   Sector Total                         34,669

Electrical & Electronic Equipment
(8.6%)
  ADC Telecommunications                 400            18,225
  Porta Systems, Inc.                  7,000            12,688
                   Sector Total                         30,913

Fabricated Metal Products (10.7%)
  Wyman-Gordon                         2,000            38,625

Furniture & Fixtures (7.7%)
  Leggett & Platt, Inc.                1,000            27,813

Furniture, Home Furnishings,
& Equipment Stores (4.8%)
  Williams Sonoma, Inc.                  500            17,406

General Building Contractors (3.6%)
  Standard Pacific Corp.               1,000            12,938



                                      Shares             Value
General Merchandise Stores (2.5%)
  Sears Roebuck & Co.                    200            $8,913

Holding & Other Investment Offices
(6.8%)
  Diamonds Trust                         100            10,938
  S & P 500 Depository Receipt           100            13,684
                   Sector Total                         24,622

Industrial Machinery & Equipment (4.4%)
  Black & Decker Mfg.                    250            15,781

Instruments And Related Products (3.8%)
  Eastman Kodak Co.                      200            13,550

Lumber & Wood Products (4.3%)
  Nortek, Inc.                           500            15,656

Nondepository Credit Institutions
(3.9%)
  Citigroup, Inc.                        300            14,250

Paper & Allied Products (3.9%)
  Drypers Corp.                        5,000            13,906

Transportation Equipment (9.0%)
  R & B, Inc.                          2,500            20,625
  Tenneco                                500            11,937
                   Sector Total                         32,562


TOTAL EQUITIES (98.9%)                                 356,872
CASH & EQUIVALENTS (1.1%)                                3,947
TOTAL INVESTMENTS (100.0%)                            $360,819







                    PORTFOLIO OF INVESTMENTS
                       C/GOVERNMENT FUND
                         June 30, 1999
                          (Unaudited)

GOVERNMENTS (91.0%)                    Par Value           Value
  U.S. Treasury Notes
     5.875% due 2/15/00                  500,000        $502,031
  U.S. Treasury Notes
     5.375% due 7/31/00                2,000,000       1,999,375
  U.S. Treasury Bonds
     11.75% due 2/15/01                  500,000         547,812
  U.S. Treasury Notes
     5.625% due 5/15/01                1,500,000       1,502,812
  U.S. Treasury Notes
     8% due 5/15/01                    1,000,000       1,043,125
  U.S. Treasury Notes
     5.875% due 11/30/01               1,500,000       1,509,375
  U.S. Treasury Notes
     6.25% due 8/31/02                 1,000,000       1,016,563
  U.S. Treasury Notes
     6.25% due 2/15/03                 1,000,000       1,017,500
  U.S. Treasury Notes
     5.875% due 2/15/04                1,000,000       1,005,938


TOTAL GOVERNMENTS (91.0%)                             10,144,531
CASH & EQUIVALENTS (9.0%)                              1,008,162
TOTAL INVESTMENTS (100.0%)                           $11,152,693







                  PORTFOLIO OF INVESTMENTS
                  C/COMMUNITY ASSOCIATION
                       RESERVE FUND
                      June 30, 1999
                       (Unaudited)

GOVERNMENTS (93.6%)                    Par Value           Value
  U.S. Treasury Notes
     6% due 10/15/99                     150,000        $150,469
  U.S. Treasury Notes
     5.625% due 10/31/99                 100,000         100,187
  U.S. Treasury Notes
     6.875% due 3/31/00                  200,000         202,375
  U.S. Treasury Notes
     5.625% due 5/15/01                  100,000         100,187
  U.S. Treasury Notes
     8% due 5/15/01                      100,000         104,313
  U.S. Treasury Notes
     5.875% due 11/30/01                 100,000         100,625


TOTAL GOVERNMENTS (93.6%)                                758,156
CASH & EQUIVALENTS (6.4%)                                 51,498
TOTAL INVESTMENTS (100.0%)                              $809,654







                               C/FUNDS GROUP, INC
                       STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 1999
                                   (Unaudited)

                                                     C/Community
                            C/Growth                 Association      Adams
                               Stock  C/Government       Reserve     Equity
                C/Fund          Fund          Fund          Fund       Fund

Securities at Cost
            $6,134,306   $2,076,376    $11,213,964      $811,700   $373,221

ASSETS
Securities Value
            $9,563,127   $2,715,472    $11,152,693      $809,654   $360,819
Receivables
  Dividends & Interest
                34,796        1,105        184,756         9,262        332
  Other
                 1,610          975              0            84        364
             9,599,533    2,717,552     11,337,449       819,000    361,515

LIABILITES
Advisor Fee & Other Payables
                 3,889        1,074          3,703           172        146
Redemptions Payable
                     0            0              0             0          0
                 3,889        1,074          3,703           172        146

NET ASSETS APPLICABLE TO OUTSTANDING SHARES
            $9,595,644   $2,716,478    $11,333,746      $818,828   $361,369

CAPITAL SHARES
               370,480      156,136      1,143,420        82,454     29,380

NET ASSET VALUE PER SHARE
                $25.90       $17.40          $9.91         $9.93     $12.30







                               C/FUNDS GROUP, INC
                             STATEMENTS OF OPERATIONS
                                  June 30, 1999
                                   (Unaudited)

                                                     C/Community
                            C/Growth                 Association      Adams
                               Stock  C/Government       Reserve     Equity
                C/Fund          Fund          Fund          Fund       Fund

INVESTMENT INCOME
Dividends
               $58,451       $10,827            $0            $0     $1,118
Interest
                55,473         6,221       313,184        23,584        613
               113,924        17,048       313,184        23,584      1,731

OPERATING EXPENSES
Investment advisory fee
                45,316        14,470        25,654         1,938      2,414
Professional and administrative fees
                11,289         3,789         4,262           313        770
Registration fees
                 2,278           664         1,401           250        137
Custodian fees
                14,411         4,683        16,112         1,225        744
Directors fees
                 4,584         1,478         1,735           140        160
Miscellaneous
                 1,425           229         2,144            11          1
                79,303        25,313        51,308         3,877      4,226

NET INVESTMENT INCOME
                34,621       (8,265)       261,876        19,707    (2,495)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Unrealized appreciation (depreciation) in value of investments for the period
               182,400     (393,329)     (337,206)       (5,741)   (58,825)
Net realized gain (loss) on investments
               606,576       652,073       19,744        (2,249)      5,463

NET GAIN (LOSS) ON INVESTMENTS
               788,976       258,744    (317,462)        (7,990)   (53,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
              $823,597      $250,479    ($55,586)        $11,717  ($55,857)







                               C/FUNDS GROUP, INC
                        STATEMENT OF CHANGES IN NET ASSETS
                        For Six Months Ending June 30, 1999
                                   (Unaudited)

                                                     C/Community
                            C/Growth                 Association      Adams
                               Stock  C/Government       Reserve     Equity
                C/Fund          Fund          Fund          Fund       Fund

INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income (loss)
               $34,621      ($8,265)      $261,876       $19,707   ($2,495)
Net realized gain (loss) on investments
               606,576       652,073        19,744       (2,249)      5,463
Unrealized appreciation (depreciation) in value of investments for the year
               182,400     (393,329)     (337,206)       (5,741)   (58,825)
Net increase (decrease) in net assets from operations
               823,597       250,479      (55,586)        11,717   (55,857)

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net
              (29,551)             0     (261,877)      (19,708)          0
Net realized gain on investments
                     0             0             0             0          0
Return of capital
                     0             0             0             0          0
              (29,551)             0     (261,877)      (19,708)          0

CAPITAL SHARE TRANSACTIONS
Shares sold
               821,813       365,562     2,668,835       237,826     10,464
Reinvested distributions
                28,177             0       207,005        19,637          0
Shares redeemed
             (908,462)     (981,293)   (1,207,186)     (154,876)  (482,796)
              (58,472)     (615,731)     1,668,654       102,587  (472,332)

Net increase (decrease) in net assets
              $735,574    ($365,252)    $1,351,191       $94,596 ($528,189)

NET ASSETS
Beginning of year
             8,860,070     3,081,730     9,982,555       724,232    889,558
End of period
            $9,595,644    $2,716,478   $11,333,746      $818,828   $361,369

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
               614,401       643,808     (144,169)       (2,070)   (13,633)







                               C/FUNDS GROUP, INC
                        STATEMENT OF CHANGES IN NET ASSETS
                        For the Year Ending December 31, 1998

                                                     C/Community
                            C/Growth                 Association      Adams
                               Stock  C/Government       Reserve     Equity
                C/Fund          Fund          Fund          Fund       Fund

INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income (loss)
              $100,713     ($12,228)      $417,201       $43,208   ($9,497)
Net realized gain (loss) on investments
               335,753       132,755             0           437   (12,064)
Unrealized appreciation (depreciation) in value of investments for the year
             1,108,922       414,834       222,195         (354)  (144,540)
Net increase (decrease) in net assets from operations
             1,545,388       535,361       639,396        43,291  (166,101)

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net
              (99,926)             0     (417,200)      (43,207)          0
Net realized gain on investments
             (334,943)     (132,387)             0             0          0
             (434,869)     (132,387)     (417,200)      (43,207)          0

CAPITAL SHARE TRANSACTIONS
Shares sold
             1,814,668       328,020     8,532,493       475,625    164,405
Reinvested distributions
               416,606       127,950       363,296        43,207          0
Shares redeemed
           (1,619,121)     (318,564)   (3,678,135)     (648,518)  (385,388)
               612,153       137,406     5,217,654     (129,686)  (220,983)

Net increase (decrease) in net assets
            $1,722,672      $540,380    $5,439,850    ($129,602) ($387,084)

NET ASSETS
Beginning of year
             7,137,398     2,541,350     4,542,705       853,834  1,276,642
End of period
            $8,860,070    $3,081,730    $9,982,555      $724,232   $889,558

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
                $2,755          $358    ($163,912)          $180  ($16,601)







                              C/Funds Group, Inc.

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